INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Loss before tax	$ 132,529	$ (34,788)	$ (27,485)
Income tax benefit calculated at corporate rate	22,530	(5,914)	(4,672)
Adjusted for:
Effect of income that is exempted from tax	(27,890)	(2,967)	(2,225)
Effect of expenses that are not deductible in determining taxable profit	6,204	9,905	7,623
Effect of different tax rates of subsidiaries operating in other jurisdictions	(878)	(849)	(1,134)
Effect of income not taxable in determining taxable profit	0	4	0
Under (over) provision of tax in prior year	(132)	0	8
Withholding tax	48
Tax expense (income), continuing operations	$ (118)	$ 189	$ (400)